Chapter 11 - Summary, Background and Objectives (Details) - USD ($) $ in Millions	Feb. 22, 2022	Jan. 20, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 02, 2021	Feb. 10, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2018
Reorganization, Chapter 11 [Line Items]
Long-term debt			$ 5,662			$ 6,200	$ 5,662
Cash and restricted cash			535				659	$ 1,305	$ 1,632
Cash and cash equivalents			312				491
Restricted cash			$ 223				168
Additional interest on payment-in-kind interest			2.00%
Lease liability			$ 503			$ 1,100	426
SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)				100.00%	50.00%
NSNCo | SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)					100.00%
NSNCo
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent						100.00%
Credit Facility Maturing 2027
Reorganization, Chapter 11 [Line Items]
Long-term debt							$ 5,662
New First Lien Term Loan
Reorganization, Chapter 11 [Line Items]
Debt instrument, interest rate (as percent)						7.00%
Senior Secured Notes Member | Secured Debt
Reorganization, Chapter 11 [Line Items]
Long-term debt						$ 500
Debt instrument, interest rate (as percent)										12.00%
Subsequent Event
Reorganization, Chapter 11 [Line Items]
Plan of reorganization, new financing raised	$ 350
Long-term debt	908
Cash and restricted cash	486
Cash and cash equivalents	335
Restricted cash	151
Undrawn amount on revolving credit facility	125
Liquidty	460
Net debt	422
Subsequent Event | SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)		100.00%
Subsequent Event | NSNCo
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		35.00%
Subsequent Event | NSNCo | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent		65.00%
Subsequent Event | Credit Facility Maturing 2027
Reorganization, Chapter 11 [Line Items]
Long-term debt	683
Subsequent Event | New First Lien Term Loan
Reorganization, Chapter 11 [Line Items]
Long-term debt	175
Subsequent Event | Hemen Convertible Bond
Reorganization, Chapter 11 [Line Items]
Long-term debt	$ 50